June 30, 2010	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

TABLE OF CONTENTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

     The 2010 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2010 (Unaudited)

	Variable Accounts
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio (1)	$857,821
Equity Portfolio		$8,481,349
Inflation Managed Portfolio			$731,840
Main Street® Core Portfolio				$2,115,155
Multi-Strategy Portfolio					$1,850,643
Managed Bond Portfolio						$7,329,094
High Yield Bond Portfolio							$158,974
Equity Index Portfolio								$1,294,033
International Value Portfolio									$667,238
Growth LT Portfolio										$2,036,363
Receivables:
Fund shares redeemed	29	288	25	72	63	247	5	44	23	69

Total Assets	857,850	8,481,637	731,865	2,115,227	1,850,706	7,329,341	158,979	1,294,077	667,261	2,036,432

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29	288	25	72	63	247	5	44	23	69
Other	1,306	16,232	690	2,125	3,540	2,227	171	2,166	1,291	3,313

Total Liabilities	1,335	16,520	715	2,197	3,603	2,474	176	2,210	1,314	3,382

NET ASSETS	$856,515	$8,465,117	$731,150	$2,113,030	$1,847,103	$7,326,867	$158,803	$1,291,867	$665,947	$2,033,050

Units Outstanding	360,201	1,794,488	191,076	832,183	823,229	2,782,045	79,553	555,290	580,043	766,721

Accumulation Unit Value	$2.38	$4.72	$3.83	$2.54	$2.24	$2.63	$2.00	$2.33	$1.15	$2.65

Cost of Investments	$853,046	$8,418,845	$648,602	$1,895,951	$2,138,871	$6,746,379	$165,419	$1,303,155	$913,793	$1,918,433

Shares Owned in each Portfolio	85,055	626,824	63,335	134,969	182,968	637,868	26,589	56,935	74,437	123,600

(1)	Formerly named Money Market Portfolio.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2010 (Unaudited)

	Variable Accounts
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$43	$7,384	$10,332	$712	$51,798	$177,676	$7,312	$607	$10,001	$11,950
EXPENSES
Mortality and expense risk fees and operating expenses	5,324	58,594	4,339	14,143	11,981	44,332	963	8,936	4,806	13,976

Net Investment Income (Loss)	(5,281)	(51,210)	5,993	(13,431)	39,817	133,344	6,349	(8,329)	5,195	(2,026)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	179	47,076	77	9,077	(5,817)	24,803	(210)	(6,935)	(25,596)	(3,967)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—	—	—	—

Realized Gain (Loss)	179	47,076	77	9,077	(5,817)	24,803	(210)	(6,935)	(25,596)	(3,967)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(692)	(1,013,682)	30,596	(164,943)	(90,389)	238,883	(2,076)	(87,297)	(120,713)	(187,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,794)	($1,017,816)	$36,666	($169,297)	($56,389)	$397,030	$4,063	($102,561)	($141,114)	($193,001)

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009
	I		II		IV		VII		IX
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,281)	($10,744)	($51,210)	($26,103)	$5,993	$18,626	($13,431)	$6,279	$39,817	$79,584
Realized gain (loss)	179	1,191	47,076	(293,936)	77	29,413	9,077	(40,740)	(5,817)	(67,106)
Change in unrealized appreciation (depreciation) on investments	(692)	(1,748)	(1,013,682)	2,979,374	30,596	65,144	(164,943)	556,627	(90,389)	339,417

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,794)	(11,301)	(1,017,816)	2,659,335	36,666	113,183	(169,297)	522,166	(56,389)	351,895

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	3	34	31,224	59,073	—	—	4	3	10	8
Transfers between variable and fixed accounts, net	(2,948)	(274,736)	(155,339)	(288,217)	9,517	62,795	(28,439)	(38,743)	(21,010)	10,344
Contract maintenance charges	(10,515)	(1,093)	(12,438)	(159,987)	—	(5,736)	—	(83,130)	—	(34,677)
Contract benefits and terminations	(12,008)	(89,326)	(530,852)	(660,367)	—	(28,852)	(39,066)	(40,320)	(31,968)	(78,143)
Other	3	17	1,886	(4,761)	(39)	697	2,456	(1,064)	91	685

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(25,465)	(365,104)	(665,519)	(1,054,259)	9,478	28,904	(65,045)	(163,254)	(52,877)	(101,783)

NET INCREASE (DECREASE) IN NET ASSETS	(31,259)	(376,405)	(1,683,335)	1,605,076	46,144	142,087	(234,342)	358,912	(109,266)	250,112

NET ASSETS
Beginning of Year or Period	887,774	1,264,179	10,148,452	8,543,376	685,006	542,919	2,347,372	1,988,460	1,956,369	1,706,257

End of Year or Period	$856,515	$887,774	$8,465,117	$10,148,452	$731,150	$685,006	$2,113,030	$2,347,372	$1,847,103	$1,956,369

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009
	X		XI		XII		XIII		XIV
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$133,344	$384,116	$6,349	$8,164	($8,329)	$7,282	$5,195	$8,216	($2,026)	($3,569)
Realized gain (loss)	24,803	509,797	(210)	(2,345)	(6,935)	(32,423)	(25,596)	(48,615)	(3,967)	(40,588)
Change in unrealized appreciation (depreciation) on investments	238,883	378,120	(2,076)	32,786	(87,297)	330,425	(120,713)	194,407	(187,008)	664,827

Net Increase (Decrease) in Net Assets Resulting from Operations	397,030	1,272,033	4,063	38,605	(102,561)	305,284	(141,114)	154,008	(193,001)	620,670

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	221	221	—	—	989	—	989	—	993	1,719
Transfers between variable and fixed accounts, net	(25,254)	2,483	9,253	14,054	(1,255)	80,932	2,830	35,197	(36,262)	27,616
Contract maintenance charges	—	(96,021)	—	(149)	(65,473)	(12,191)	(15,321)	(1,048)	(14,435)	(4,194)
Contract benefits and terminations	(482,855)	(505,032)	(821)	(5,070)	(79,300)	(65,449)	(7,098)	(6,464)	(117,311)	(37,090)
Other	(148)	(338)	(5)	(48)	161	(486)	263	(343)	301	(981)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(508,036)	(598,687)	8,427	8,787	(144,878)	2,806	(18,337)	27,342	(166,714)	(12,930)

NET INCREASE (DECREASE) IN NET ASSETS	(111,006)	673,346	12,490	47,392	(247,439)	308,090	(159,451)	181,350	(359,715)	607,740

NET ASSETS
Beginning of Year or Period	7,437,873	6,764,527	146,313	98,921	1,539,306	1,231,216	825,398	644,048	2,392,765	1,785,025

End of Year or Period	$7,326,867	$7,437,873	$158,803	$146,313	$1,291,867	$1,539,306	$665,947	$825,398	$2,033,050	$2,392,765

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expenses ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)

I
01/01/2010 - 06/30/2010 (Unaudited)	$2.38	360,201	$856,515	0.01%	1.23%	(0.66%)
2009	2.39	370,878	887,774	0.25%	1.23%	(1.05%)
2008	2.42	522,558	1,264,179	2.10%	1.23%	1.11%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%
2005	2.23	476,145	1,062,330	2.77%	1.23%	1.70%

II
01/01/2010 - 06/30/2010 (Unaudited)	$4.72	1,794,488	$8,465,117	0.16%	1.23%	(10.50%)
2009	5.27	1,925,503	10,148,452	0.94%	1.23%	33.57%
2008	3.95	2,165,193	8,543,376	0.50%	1.23%	(41.84%)
2007	6.78	2,454,205	16,651,172	0.21%	1.24%	4.96%
2006	6.46	2,880,708	18,620,614	0.37%	1.23%	7.33%
2005	6.02	3,122,307	18,804,504	0.25%	1.23%	5.36%

IV
01/01/2010 - 06/30/2010 (Unaudited)	$3.83	191,076	$731,150	2.93%	1.23%	5.29%
2009	3.63	188,490	685,006	4.14%	1.23%	19.51%
2008	3.04	178,532	542,919	2.76%	1.23%	(10.45%)
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)
2005	3.14	384,237	1,207,969	2.91%	1.23%	1.41%

VII
01/01/2010 - 06/30/2010 (Unaudited)	$2.54	832,183	$2,113,030	0.06%	1.23%	(7.35%)
2009	2.74	856,545	2,347,372	1.53%	1.23%	27.78%
2008	2.14	927,110	1,988,460	1.34%	1.23%	(39.62%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%
2005	3.03	1,529,381	4,630,542	1.06%	1.23%	4.83%

IX
01/01/2010 - 06/30/2010 (Unaudited)	$2.24	823,229	$1,847,103	5.32%	1.23%	(3.02%)
2009	2.31	845,561	1,956,369	5.68%	1.23%	21.49%
2008	1.90	895,960	1,706,257	0.15%	1.23%	(45.66%)
2007	3.50	1,077,114	3,774,605	2.83%	1.24%	3.06%
2006	3.40	1,188,088	4,039,823	2.46%	1.23%	10.32%
2005	3.08	1,422,993	4,385,839	2.13%	1.23%	2.63%

X
01/01/2010 - 06/30/2010 (Unaudited)	$2.63	2,782,045	$7,326,867	4.93%	1.23%	5.59%
2009	2.49	2,982,086	7,437,873	6.61%	1.23%	19.53%
2008	2.09	3,241,818	6,764,527	4.46%	1.23%	(2.91%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%
2005	1.94	4,069,453	7,880,422	3.32%	1.23%	1.38%

XI
01/01/2010 - 06/30/2010 (Unaudited)	$2.00	79,553	$158,803	9.33%	1.23%	2.75%
2009	1.94	75,309	146,313	8.03%	1.23%	38.16%
2008	1.41	70,347	98,921	9.11%	1.23%	(23.15%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%
2005	1.67	79,670	133,292	7.00%	1.23%	1.23%

XII
01/01/2010 - 06/30/2010 (Unaudited)	$2.33	555,290	$1,291,867	0.08%	1.23%	(7.32%)
2009	2.51	613,235	1,539,306	1.79%	1.23%	24.82%
2008	2.01	612,225	1,231,216	1.93%	1.23%	(38.12%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%
2005	2.74	825,933	2,263,201	1.43%	1.23%	3.50%

XIII
01/01/2010 - 06/30/2010 (Unaudited)	$1.15	580,043	$665,947	2.56%	1.23%	(17.43%)
2009	1.39	593,613	825,398	2.45%	1.23%	26.44%
2008	1.10	585,643	644,048	2.48%	1.23%	(48.42%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%
2005	1.64	751,373	1,229,708	2.29%	1.22%	8.10%

XIV
01/01/2010 - 06/30/2010 (Unaudited)	$2.65	766,721	$2,033,050	1.05%	1.23%	(8.73%)
2009	2.91	823,569	2,392,765	1.05%	1.23%	35.61%
2008	2.14	833,152	1,785,025	0.48%	1.23%	(41.68%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%
2005	2.97	1,159,840	3,442,203	0.25%	1.23%	6.48%

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)
Explanation of References for Financial Highlights on Page 5
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Variable Accounts	Portfolios
I	Cash Management Portfolio *
II	Equity Portfolio
IV	Inflation Managed Portfolio
VII	Main Street® Core Portfolio
IX	Multi-Strategy Portfolio
X	Managed Bond Portfolio
XI	High Yield Bond Portfolio
XII	Equity Index Portfolio
XIII	International Value Portfolio
XIV	Growth LT Portfolio
*	Formerly named Money Market Portfolio.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2010, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the period ended June 30, 2010, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees are assessed directly to each contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Account invests.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2010, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.65% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2010, were as follows:

Variable Accounts	Purchases	Sales

I	$43	$ 30,791
II	37,186	755,742
IV	20,771	5,261
VII	13,176	94,108
IX	52,314	65,465
X	182,506	557,100
XI	16,936	2,155
XII	13,716	167,085
XIII	58,660	72,065
XIV	13,144	182,185
6. FAIR VALUE MEASUREMENTS
     U.S. GAAP requires the Separate Account to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2010, the Separate Account’s holdings which were all characterized as Level 1 as defined in U.S. GAAP, were as follows:

Variable Accounts	Total Value
I	$ 857,821
II	8,481,349
IV	731,840
VII	2,115,155
IX	1,850,643
X	7,329,094
XI	158,974
XII	1,294,033
XIII	667,238
XIV	2,036,363
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2010 and the year ended December 31, 2009 were as follows:

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
I	1	(10,678)	(10,677)	4,415	(156,095)	(151,680)
II	5,819	(136,834)	(131,015)	22,538	(262,228)	(239,690)
IV	2,862	(276)	2,586	22,972	(13,014)	9,958
VII	4,274	(28,636)	(24,362)	3,810	(74,375)	(70,565)
IX	282	(22,614)	(22,332)	7,084	(57,483)	(50,399)
X	465	(200,506)	(200,041)	18,917	(278,649)	(259,732)
XI	4,851	(607)	4,244	9,781	(4,819)	4,962
XII	5,386	(63,331)	(57,945)	62,354	(61,344)	1,010
XIII	36,750	(50,320)	(13,570)	50,442	(42,472)	7,970
XIV	774	(57,622)	(56,848)	22,647	(32,230)	(9,583)
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to June 30, 2010 through the date the financial statements were issued, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

Pacific Life Insurance Company
Mailing Address:
PO Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Report
as of June 30, 2010

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Form No. 1211-10A